Provisions	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions

	March 31, 2018 R’000	March 31, 2017 R’000

Product warranties
Beginning of the year	11,538	16,564
Income statement charge	5,772	1,797
Utilized	(3,452)	(5,476)
Foreign currency translation differences	(73)	(1,347)
End of the year	13,785	11,538
Non-current portion	(516)	—
Current portion	13,269	11,538

The Group provides warranties on certain products and undertakes to repair or replace items that fail to perform satisfactorily. Management estimates the related provision for future warranty claims based on historical warranty claim information, the product lifetime, as well as recent trends that might suggest that past cost information may differ from future claims.

	March 31, 2018 R’000	March 31, 2017 R’000

Maintenance provision
Beginning of the year	3,511	4,413
Income statement charge	13,695	15,182
Utilized	(12,604)	(15,944)
Foreign currency translation differences	(173)	(140)
End of the year	4,429	3,511
Non-current portion	—	(409)
Current portion	4,429	3,102

The Group provides for maintenance required related to ongoing contracts when the obligation to repair occurs. Management estimates the related provision for maintenance costs per unit based on the estimated costs expected to be incurred to repair the respective units.

	March 31, 2018 R’000	March 31, 2017 R’000

Decommissioning provision
Beginning of the year	1,424	1,812
Finance costs	213	—
Foreign currency translation differences	(21)	(388)
End of the year	1,616	1,424
Non-current portion	(1,616)	(1,424)
Current portion	—	—

The Group provides for the anticipated present value of costs associated with the restoration of leasehold property to its condition at inception of the lease, including the removal of items included in plant and equipment that is erected on leased land. The final cash outflow of these costs is not expected to occur in the next 12 months.

	March 31, 2018 R’000	March 31, 2017 R’000

Restructuring provision
Beginning of the year	11,465	523
Income statement (reversal)/charge (note 23)	(741)	14,561
Utilized	(10,653)	(2,834)
Foreign currency translation differences	(47)	(785)
End of the year	24	11,465
Non-current portion	—	—
Current portion	24	11,465

Restructuring costs
2018
R10.7 million of the restructuring provision was utilized in respect of the restructuring plans implemented during fiscal 2017, as described below. R0.7 million was released during the current financial year. The remaining restructuring provision is expected to be utilized within the first quarter of fiscal 2019.
2017
During March 2017, restructuring plans were implemented by the Europe and Middle East and Australasia segments. The total cost of the restructuring plans was expected to approximate R15.0 million. These costs consisted of estimated staff costs in respect of affected employees. By March 31, 2017, R2.7 million of the expected restructuring costs had been incurred and the remaining provision of R11.5 million was expected to be fully utilized within 12 months.
In respect of a restructuring plan implemented during fiscal 2015, the Africa segment incurred R0.1 million in respect of lease termination costs and reversed the remaining balance of R0.4 million of the restructuring provision during fiscal 2017.

	March 31, 2018 R’000		March 31, 2017 R’000

Other provisions
Beginning of the year	2,673		11,261
Income statement charge	224		281
Utilized	—		(8,600)
Foreign currency translation differences	(336)		(269)
End of the year	2,561		2,673
Non-current portion	—		—
Current portion	2,561	—	2,673

Other provisions
The provision in fiscal 2018 relates to taxation matters which may not be resolved in a manner that is favorable to the Group. The Group has raised provisions in respect of these matters based on estimates and the probability of an outflow of economic benefits and this should not be construed as an admission of legal liability.

At March 31, 2016, the Group was involved in a supplier dispute and certain taxation matters specific to the respective jurisdictions in which the Group operates. During fiscal 2017, R8.6 million was paid in full settlement of the supplier obligations provided for in fiscal 2016.

	March 31, 2018 R’000	March 31, 2017 R’000

Total provisions
Product warranties	13,785	11,538
Maintenance provision	4,429	3,511
Decommissioning provision	1,616	1,424
Restructuring provision	24	11,465
Other provisions	2,561	2,673
Total provision	22,415	30,611
Non-current portion	(2,132)	(1,833)
Current provision	20,283	28,778